Other receivables, net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other receivables, net
Advances to a third party	$ 376,007	$ 1,202,601
Interest receivables	446,667	236,667
Total other receivables	822,674	1,439,268
Less: allowance for credit losses	(278,693)	(403,403)	$ (2,972,289)	$ (2,582,761)
Total other receivables, net	$ 543,981	$ 1,035,865